Concentrations (Narrative) (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017 customer item	Dec. 31, 2016 item	Dec. 31, 2015
Cost of Goods, Product Line [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Number of suppliers | item		2	2
Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of customers		1
Concentration of risk percentage	1.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%	10.00%		12.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of customers		2
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		15.00%	17.00%	5.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		10.00%	12.00%	0.00%